Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Variable Interest Entities

As of December 31, 2025, the Company’s subsidiaries, the VIEs and the VIE’s subsidiaries  were as the following:

	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
Subsidiaries:
Glory Star New Media Group HK Limited (“Glory Star HK”)	December 18, 2018	Hong Kong	100%	Holding
Glory Star New Media (Beijing) Technology Co., Ltd. (“WFOE”)	March 13, 2019	PRC	100%	Holding
VIEs:
Xing Cui Can International Media (Beijing) Co., Ltd. (“Xing Cui Can”)	September 7, 2016	PRC	100%	Holding
Horgos Glory Star Media Co., Ltd. (“Horgos”)	November 1, 2016	PRC	100%	Holding
VIEs’ subsidiaries
Glory Star Media (Beijing) Co., Ltd. (“Glory Star Beijing”)	December 9, 2016	PRC	100%	Provision of provides advertisement and content production services
Leshare Star (Beijing) Technology Co., Ltd. (“Beijing Leshare”)	March 28, 2016	PRC	100%	Provision of provides advertisement and content production services
Horgos Glary Prosperity Culture Co., Ltd. (“Glary Prosperity”)	December 14, 2017	PRC	51%	Provision of provides advertisement and content production services
Glory Star (Horgos) Media Technology Co., Ltd (“Horgos Technology”)	September 9, 2020	PRC	100%	Provision of provides advertisement and content production services

*	On March 17, 2023, we wrote off Shenzhen Leshare Investment Co.,Ltd. due to business adjustment. For the year ended December 31, 2023, we recognized minimal gain arising from the writing off and recorded in the account of “other income, net” in the consolidated statements of income and comprehensive income.

*	On June 13, 2025, we dissolved Horgos Glary Prosperity Culture Co., Ltd. Beijing Branch due to its inactive operations. For the year ended December 31, 2025, we recognized minimal gain arising from the dissolution and recorded in the account of “other income, net” in the consolidated statements of income and comprehensive income.

Schedule of Financial Statements of VIEs	The following financial statements amounts and balances of the VIEs and VIEs’ subsidiaries, after elimination with amounts and balances of the Company and is subsidiaries, were included in the consolidated financial statements as of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023:
	As of December 31,
	2025	2024
Assets
Current assets:
Cash and cash equivalents	$222,535	$193,004
Accounts receivable, net	79,681	77,074
Prepayment and other current assets, net	44,822	27,543
Total current assets	347,038	297,621

Property, plant and equipment, net	17	33
Intangible assets, net	34,734	40,531
Deferred tax assets	-	72
Right-of-use assets	235	334
Other non-current assets	77	-
Total non-current assets	35,063	40,970
TOTAL ASSETS	$382,101	$338,591

Liabilities
Current liabilities:
Short-term bank loans	$6,435	$9,590
Accounts payable	2,744	2,039
Contract liabilities	1	27
Accrued liabilities and other payables	207	1,203
Other taxes payable	19,285	25,095
Lease liabilities current	115	98
Total current liabilities	27,357	38,052

Long-term bank loan	-	1,370
Lease liabilities non-current	120	225
Total non-current liabilities	120	1,595
TOTAL LIABILITIES	$27,477	$39,647
	For the Years Ended December 31,
	2025	2024	2023

Total revenues	$148,835	$147,196	$152,327
Net income	$30,198	$28,220	$31,126

Net cash provided by operating activities	$22,145	$23,766	$42,044
Net cash used in investing activities	$(7,797)	$(24,862)	$(3)
Net cash provided by financing activities	$(4,870)	$5,558	$(142)